JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 17, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
JPMorgan Municipal Money Market Fund (the “Fund”)
File Nos. 2-95973 and 811-4236
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 306 under the Securities Act of 1933 (the “Securities Act”) (Amendment No. 307 under the Investment Company Act of 1940) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed on behalf of the JPMorgan Municipal Money Market Fund (the “Fund”), a series of the Trust.
We are filing the Amendment pursuant to Rule 485(a) under the Securities Act to incorporate changes to the Fund’s main investment strategies to reflect the removal of a non-fundamental investment restriction whereby, effective as of August 1, 2019, the Fund is no longer required to invest 100% of its net assets in Weekly Liquid Assets (as such term is defined under Rule 2a-7 under the Investment Company Act of 1940). The removal of this non-fundamental restriction was disclosed to investors in a supplement to the Fund’s Summary Prospectuses and Prospectuses, as filed on July 1, 2019.
The Trust hereby requests in reliance upon ADI 2018-06, Requests for Selective Review, that the Amendment receive selective review from the Commission and its Staff due to the fact that the disclosure set forth herein is substantially similar to the disclosure concerning the Trust that has previously been filed in the Trust’s Post-Effective Amendment No. 295. Accordingly, we request that your review be done solely in the context of the disclosure relating to the removal of the requirement that the Fund invest 100% of its net assets in Weekly Liquid Assets. Selective review would serve to expedite the review process for the Trust as well as use the Staff’s time more effectively. We do not believe that the other changes made in the Amendment would render it ineligible to be filed pursuant to Rule 485(b) under the Securities Act of 1933.
Please contact the undersigned at (212) 648-0152 if you have any questions.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary